Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Outstanding Debt

The Company’s outstanding debt as of December 31, 2015 and 2016 consists of the following (in thousands):

	December 31, 2015	December 31, 2016
Debt:
Revolving credit facility	$7,700	$-
Term loan	100,406	162,627
Second lien term loan	40,000	-
Capital lease obligations	-	2,766
Total debt	148,106	165,393
Less: debt issuance costs	(3,187)	(566)
Total debt, net of issuance costs	144,919	164,827
Less: current portion	(10,325)	(8,650)
Long-term portion of debt	$134,594	$156,177

Schedule of Aggregate Future Minimum Principal Payments on the Term Loan	Aggregate future minimum principal payments on the Term Loan are as follows (in thousands):
Year ending December 31,
2017	$8,250
2018	8,250
2019	9,900
2020	12,375
Thereafter	126,225
Total	$165,000

Schedule of Components of Interest Expense

The components of interest expense are as follows (in thousands):

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Interest of term loan debt	$126	$10,192	$10,988	$12,076
Amortization of debt issuance costs	-	993	1,101	1,281
Loss on extinguishment of debt	-	-	-	2,736
Interest on revolving line of credit	2	369	700	190
Other	-	(9)	(68)	-
Interest expense, net	$128	$11,545	$12,721	$16,283